UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	945,314	$9,869
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	506,106	5,061
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	35,442	253
SEI Institutional Managed Trust Real Return Fund, Cl Y *	166,537	1,687
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	201,435	2,025

Total Fixed Income Funds (Cost $19,054) ($ Thousands)		18,895

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	675,484	6,748
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	159,756	1,687
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	192,802	1,687

Total Multi-Asset Funds (Cost $10,375) ($ Thousands)		10,122

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	156,206	1,687
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	79,483	1,349

Total Equity Funds (Cost $3,094) ($ Thousands)		3,036

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	1,687,021	1,687

Total Money Market Fund (Cost $1,687) ($ Thousands)		1,687

Total Investments — 100.0% (Cost $34,210) ($ Thousands) @		$33,740

Percentages are based on Net Assets of $33,732 ($ Thousands).

* Non-Income Producing Fund

** Rate shown is the 7-day effective yield as of December 31, 2016.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
01/31/17	EUR	247	USD	257	$(4)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(261)	$257	$(4)

For the period ended December 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$33,740	$—	$—	$33,740

Total Investments in Securities	$33,740	$—	$—	$33,740

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts * Unrealized Depreciation	$—	$(4)	$—	$(4)

Total Other Financial Instruments	$—	$(4)	$—	$(4)

* Forwards contracts are valued at unrealized depreciation on the instrument.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $34,210 ($ Thousands), and the unrealized appreciation and depreciation were $37 ($ Thousands) and $(507) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$9,619	$4,524	$(4,205)	$8	$(77)	$9,869	$87
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,110	316	(1,429)	3	—	—	8
SEI Institutional Managed Trust Conservative Income Cl Y	—	10,565	(5,504)	—	—	5,061	15
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,120	577	(1,456)	(19)	31	253	54
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,229	683	(1,239)	13	1	1,687	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,105	895	(908)	38	(105)	2,025	62
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,421	2,343	(2,976)	37	(77)	6,748	38
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,860	559	(829)	20	77	1,687	64
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,857	630	(833)	(21)	54	1,687	24
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,124	1,202	(635)	133	(137)	1,687	54
SEI Institutional Managed Trust Large Cap Fund, Cl Y	93	137	(235)	6	(1)	—	1
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,123	795	(638)	139	(70)	1,349	20
SEI Daily Income Trust Government Fund, Cl A	—	3,518	(1,831)	—	—	1,687	—
SEI Liquid Asset Trust Prime Obligation Fund, Cl A	7,379	39	(7,418)	—	—	—	—

Totals	$37,040	$26,783	$(30,136)	$357	$(304)	$33,740	$427

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	93,996	$1,634
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	189,329	3,215

Total Equity Funds (Cost $4,402) ($ Thousands)		4,849

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	453,570	3,239

Total Fixed Income Fund (Cost $3,454) ($ Thousands)		3,239

Total Investments — 100.0% (Cost $7,856) ($ Thousands) @		$8,088

Percentages are based on Net Assets of $8,086 ($ Thousands).

Cl — Class

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $7,856 ($ Thousands), and the unrealized appreciation and depreciation were $485 ($ Thousands) and $(253) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$1,559	$681	$(516)	$201	$(291)	$1,634	$12
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	3,109	533	(586)	159	—	3,215	28
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,129	616	(759)	(46)	299	3,239	103

Totals	$7,797	$1,830	$(1,861)	$314	$8	$8,088	$143

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 51.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,304,046	$13,614
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	409,850	3,815
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	304,587	2,863
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	953,772	9,538
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	504,079	3,599
SEI Institutional Managed Trust Real Return Fund, Cl Y *	376,889	3,818
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,143,354	11,491

Total Fixed Income Funds (Cost $49,475) ($ Thousands)		48,738

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	308,162	2,866

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,623,300	$16,217
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	541,995	5,723
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	545,220	4,771

Total Multi-Asset Funds (Cost $30,351) ($ Thousands)		29,577

Equity Funds — 17.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	970,895	10,486
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	392,102	6,658

Total Equity Funds (Cost $16,364) ($ Thousands)		17,144

Total Investments — 100.0% (Cost $96,190) ($ Thousands) @		$95,459

Percentages are based on Net Assets of $95,428 ($ Thousands).

* Non-Income Producing Fund

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)			Currency To Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
01/31/17	EUR	688	USD	716	$(10)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(726)	$716	$(10)

For the period ended December 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$95,459	$—	$—	$95,459

Total Investments in Securities	$95,459	$—	$—	$95,459

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(10)	$—	$(10)

Total Other Financial Instruments	$—	$(10)	$—	$(10)

* Forwards contracts are valued at unrealized depreciation on the instrument.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $96,190 ($ Thousands), and the unrealized appreciation and depreciation were $1,007 ($ Thousands) and $(1,738) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Conservative Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2016	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$13,440	$3,984	$(3,717)	$11	$(104)	$13,614	$118
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	5,174	813	(2,179)	7	—	3,815	42
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,130	1,488	(702)	(13)	(40)	2,863	52
SEI Institutional Managed Trust Conservative Income Cl Y	—	20,279	(10,741)	—	—	9,538	29
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	3,114	456	(3,595)	(65)	90	—	50
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,301	1,808	(4,900)	(85)	475	3,599	340
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,254	894	(3,373)	43	—	3,818	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	7,944	6,081	(2,122)	103	(515)	11,491	296
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	—	3,171	(143)	74	(236)	2,866	132
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	15,602	4,327	(3,611)	60	(161)	16,217	90
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,309	1,104	(3,071)	103	278	5,723	240
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,330	1,297	(5,044)	(347)	535	4,771	67
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,497	4,052	(3,083)	1,020	(1,000)	10,486	330
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	8,425	1,574	(3,694)	1,566	(1,213)	6,658	133
SEI Institutional Managed Trust Large Cap Fund, Cl Y	161	433	(604)	12	(2)	—	2
SEI Liquid Asset Trust Prime Obligation Fund, Cl A	10,314	65	(10,379)	—	—	—	—

Totals	$103,995	$51,826	$(60,958)	$2,489	$(1,893)	$95,459	$1,921

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	557,280	$9,691
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,148,220	19,497

Total Equity Funds (Cost $25,479) ($ Thousands)		29,188

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,025,600	14,463

Total Fixed Income Fund (Cost $14,564) ($ Thousands)		14,463

Total Investments — 100.0% (Cost $40,043) ($ Thousands) @		$43,651

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $40,043($ Thousands), and the unrealized appreciation and depreciation were $3,709 ($ Thousands) and $(101) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $43,640 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$9,297	$2,962	$(2,470)	$1,216	$(1,314)	$9,691	$304
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	18,748	3,087	(3,281)	1,020	(77)	19,497	331
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,740	3,016	(3,397)	39	1,065	14,463	897

Totals	$41,785	$9,065	$(9,148)	$2,275	$(326)	$43,651	$1,532

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,441,651	$15,051
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl A	745,367	6,939
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	740,106	6,957
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,468,396	10,484
SEI Institutional Managed Trust Real Return Fund, Cl Y *	686,062	6,950
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	3,686,772	37,052

Total Fixed Income Funds (Cost $86,717) ($ Thousands)		83,433

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,753,167	34,905
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,317,299	23,150
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,097,486	11,589
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,326,984	11,611

Total Multi-Asset Funds (Cost $85,939) ($ Thousands)		81,255

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,220,511	34,781
SEI Institutional Managed Trust Large Cap Fund, Cl Y	712,574	9,214
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,362,342	23,133

Total Equity Funds (Cost $58,714) ($ Thousands)		67,128

Total Investments — 100.0% (Cost $231,370) ($ Thousands) @		$231,816

Percentages are based on Net Assets of $231,714 ($ Thousands).

* Non-Income Producing Fund

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized (Depreciation) ($ Thousands)
01/31/17	EUR	3,342	USD	3,481	$(49)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(3,530)	$3,481	$(49)

For the period ended December 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of December 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$231,816	$—	$—	$231,816

Total Investments in Securities	$231,816	$—	$—	$231,816

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(49)	$—	$(49)

Total Other Financial Instruments	$—	$(49)	$—	$(49)

* Forwards contracts are valued at unrealized depreciation on the instrument.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $231,370 ($ Thousands), and the unrealized appreciation and depreciation were $8,491 ($ Thousands) and $(8,045) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$19,099	$1,001	$(4,964)	$30	$(115)	$15,051	$160
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl A	—	7,167	(213)	—	(15)	6,939	10
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	9,559	986	(3,776)	(106)	294	6,957	126
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	7,145	444	(7,647)	(153)	211	—	120
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	19,106	4,914	(15,257)	(415)	2,136	10,484	1,080
SEI Institutional Managed Trust Real Return Fund, Cl Y	14,328	781	(8,280)	140	(19)	6,950	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	19,702	21,101	(2,377)	170	(1,544)	37,052	893
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	23,889	15,772	(4,035)	946	(1,667)	34,905	1,601
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	23,880	1,311	(1,908)	69	(202)	23,150	129
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	11,938	691	(1,694)	(7)	661	11,589	428
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	23,812	1,506	(14,301)	(1,306)	1,900	11,611	164
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	33,443	5,792	(4,304)	1,536	(1,686)	34,781	1,097
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8,956	3,217	(3,718)	579	180	9,214	107
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	23,884	2,048	(4,022)	2,050	(827)	23,133	410

Totals	$ 238,741	$ 66,731	$ (76,496)	$ 3,533	$ (693)	$ 231,816	$ 6,325

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 81.9%
SEI Institutional International Trust International Equity Fund, Cl Y	905,544	$8,431
SEI Institutional Managed Trust Real Estate Fund, Cl Y	488,535	8,495
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	776,057	16,631
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,517,329	42,744

Total Equity Funds (Cost $58,689) ($ Thousands)		76,301

Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,366,863	16,900

Total Fixed Income Fund (Cost $17,672) ($ Thousands)		16,900

Total Investments — 100.0% (Cost $76,361) ($ Thousands) @		$93,201

Percentages are based on Net Assets of $93,178 ($ Thousands).

Cl — Class

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $76,361 ($ Thousands), and the unrealized appreciation and depreciation were $17,612 ($ Thousands) and $(772) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust International Equity Fund, Cl Y	$8,077	$1,352	$(1,111)	$14	$99	$8,431	$116
SEI Institutional Managed Trust Real Estate Fund, Cl Y	8,176	2,789	(2,355)	1,057	(1,172)	8,495	266
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	16,085	1,463	(2,335)	325	1,093	16,631	189
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	41,261	4,456	(5,106)	1,731	402	42,744	727
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	16,044	2,556	(3,020)	(157)	1,477	16,900	1,057

Totals	$89,643	$12,616	$(13,927)	$2,970	$1,899	$93,201	$2,355

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 62.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,807,325	$17,242
SEI Institutional International Trust International Equity Fund, Cl Y	5,604,158	52,175
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,840,374	19,673
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,981,521	51,481
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,175,288	14,761

Total Equity Funds (Cost $150,076) ($ Thousands)		155,332

Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,359,523	49,844

Total Multi-Asset Fund (Cost $54,108) ($ Thousands)		49,844

Fixed Income Funds — 17.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,588,156	14,929
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,096,947	14,972
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,239,066	12,453

Total Fixed Income Funds (Cost $44,233) ($ Thousands)		42,354

Total Investments — 100.0% (Cost $248,417) ($ Thousands) @		$247,530

Percentages are based on Net Assets of $247,450 ($ Thousands).

Cl — Class

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $248,417 ($ Thousands), and the unrealized appreciation and depreciation were $6,631 ($ Thousands) and $(7,518) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$18,662	$1,741	$(4,430)	$193	$1,076	$17,242	$178
SEI Institutional International Trust International Equity Fund, Cl Y	42,222	16,272	(6,830)	1,198	(687)	52,175	716
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	21,065	696	(4,284)	74	2,122	19,673	221
SEI Institutional Managed Trust Large Cap Fund, Cl Y	71,078	2,982	(27,344)	5,503	(738)	51,481	810
SEI Institutional Managed Trust Small Cap Fund, Cl Y	15,930	817	(4,281)	869	1,426	14,761	58
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	52,905	6,401	(9,302)	1,355	(1,515)	49,844	2,285
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	21,237	1,609	(7,858)	182	(241)	14,929	271
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	21,013	1,605	(9,414)	1,823	(55)	14,972	1,190
SEI Institutional Managed Trust US Fixed Income Fund, Cl Y	—	13,379	(388)	19	(557)	12,453	212

Totals	$264,112	$45,502	$(74,131)	$11,216	$831	$247,530	$5,941

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	131,054	$1,250
SEI Institutional International Trust International Equity Fund, Cl Y	1,062,198	9,889
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,595,701	34,196
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	424,606	8,552

Total Equity Funds (Cost $34,052) ($ Thousands)		53,887

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	262,823	2,470
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	694,760	4,961

Total Fixed Income Funds (Cost $7,781) ($ Thousands)		7,431

Total Investments — 100.0% (Cost $41,833) ($ Thousands) @		$61,318

Percentages are based on Net Assets of $61,303 ($ Thousands).

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $41,833 ($ Thousands), and the unrealized appreciation and depreciation were $19,845 ($ Thousands) and $(360) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,160	$231	$(223)	$99	$(17)	$1,250	$13
SEI Institutional International Trust International Equity Fund, Cl Y	9,225	1,242	(668)	217	(127)	9,889	136
SEI Institutional Managed Trust Large Cap Fund, Cl Y	32,100	1,723	(2,342)	1,409	1,306	34,196	378
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	8,096	375	(945)	601	425	8,552	53
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,315	513	(335)	13	(36)	2,470	44
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,610	778	(782)	26	329	4,961	302

Totals	$57,506	$4,862	$(5,295)	$2,365	$1,880	$61,318	$926

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	554,998	$5,217
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	732,976	5,233
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,600,111	26,131

Total Fixed Income Funds (Cost $37,287) ($ Thousands)		36,581

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,244,821	20,877
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	493,813	5,214
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	953,791	8,346

Total Multi-Asset Funds (Cost $36,827) ($ Thousands)		34,437

Equity Funds — 31.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	328,795	3,137
SEI Institutional International Trust International Equity Fund, Cl Y	1,122,695	10,452

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	482,788	$5,161
SEI Institutional Managed Trust Large Cap Fund, Cl Y	877,378	11,345
SEI Institutional Managed Trust Small Cap Fund, Cl Y	247,297	3,106

Total Equity Funds (Cost $31,481) ($ Thousands)		33,201

Total Investments — 100.0% (Cost $105,595) ($ Thousands) @		$104,219

Percentages are based on Net Assets of $104,194 ($ Thousands).

Cl — Class

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $105,595 ($ Thousands), and the unrealized appreciation and depreciation were $1,902 ($ Thousands) and $(3,278) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$7,540	$785	$(3,266)	$(286)	$444	$5,217	$95
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,617	829	(6,036)	(207)	1,030	5,233	518
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	21,321	8,174	(2,473)	53	(944)	26,131	729
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,426	2,658	(3,118)	462	(551)	20,877	970
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,199	2,418	(575)	(4)	176	5,214	138
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,601	1,155	(3,637)	(393)	620	8,346	118
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	3,246	469	(809)	(35)	266	3,137	32
SEI Institutional International Trust International Equity Fund, Cl Y	8,581	3,340	(1,589)	32	88	10,452	144
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5,341	319	(1,085)	46	540	5,161	58
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,838	1,059	(3,562)	(427)	1,437	11,345	155
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,227	338	(954)	(37)	532	3,106	12

Totals	$106,937	$21,544	$(27,104)	$(796)	$3,638	$104,219	$2,969

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	56,520	$539
SEI Institutional International Trust International Equity Fund, Cl Y	462,986	4,311
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	697,671	14,951
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	185,630	3,739

Total Equity Funds (Cost $17,146) ($ Thousands)		23,540

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	114,271	1,074
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	301,832	2,155

Total Fixed Income Funds (Cost $3,399) ($ Thousands)		3,229

Total Investments — 100.0% (Cost $20,545) ($ Thousands) @		$26,769

Percentages are based on Net Assets of $26,762 ($ Thousands).

Cl — Class

(A) The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $20,545 ($ Thousands), and the unrealized appreciation and depreciation were $6,417 ($ Thousands) and $(193) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$506	$107	$(108)	$17	$17	$539	$6
SEI Institutional International Trust International Equity Fund, Cl Y	4,035	740	(507)	150	(107)	4,311	60
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	14,121	1,141	(1,514)	891	312	14,951	166
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	3,531	348	(596)	370	86	3,739	23
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,009	236	(171)	4	(4)	1,074	20
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,021	409	(439)	8	156	2,155	133

Totals	$25,223	$2,981	$(3,335)	$1,440	$460	$26,769	$408

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 43.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,255,098	$11,973
SEI Institutional International Trust International Equity Fund, Cl Y	4,804,912	44,734
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,648,299	17,620
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,634,902	46,999
SEI Institutional Managed Trust Small Cap Fund, Cl Y	703,086	8,831

Total Equity Funds (Cost $125,801) ($ Thousands)		130,157

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	6,395,507	59,478
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,123,368	11,863
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,713,252	23,741

Total Multi-Asset Funds (Cost $103,110) ($ Thousands)		95,082

Fixed Income Funds — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,580,732	14,859

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,091,502	$14,934
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	4,151,960	41,727

Total Fixed Income Funds (Cost $73,718) ($ Thousands)		71,520

Total Investments — 100.0% (Cost $302,629) ($ Thousands) @		$296,759

Percentages are based on Net Assets of $296,677 ($ Thousands).

Cl — Class

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $302,629 ($ Thousands), and the unrealized appreciation and depreciation were $5,496 ($ Thousands) and $(11,366) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$16,834	$1,169	$(7,289)	$134	$1,125	$11,973	$126
SEI Institutional International Trust International Equity Fund, Cl Y	35,858	15,183	(6,758)	1,901	(1,450)	44,734	615
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	19,433	508	(4,343)	94	1,928	17,620	198
SEI Institutional Managed Trust Large Cap Fund, Cl Y	58,345	2,587	(18,181)	3,726	522	46,999	677
SEI Institutional Managed Trust Small Cap Fund, Cl Y	13,260	525	(6,494)	879	661	8,831	38
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	64,340	6,657	(11,412)	1,582	(1,689)	59,478	2,744
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,325	6,523	(1,319)	(4)	338	11,863	288
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	31,665	2,140	(10,756)	(587)	1,279	23,741	337
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	22,953	1,545	(9,261)	26	(404)	14,859	270
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	25,771	1,747	(14,741)	521	1,636	14,934	1,386
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	28,204	19,110	(4,121)	235	(1,701)	41,727	1,084

Totals	$322,988	$57,694	$(94,675)	$8,507	$2,245	$296,759	$7,763

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	260,768	$2,488
SEI Institutional International Trust International Equity Fund, Cl Y	2,131,488	19,844
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	3,202,927	68,639
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	850,721	17,133

Total Equity Funds (Cost $70,161) ($ Thousands)		108,104

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	526,816	4,952
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,391,583	9,936

Total Fixed Income Funds (Cost $15,658) ($ Thousands)		14,888

Total Investments — 100.0% (Cost $85,819) ($ Thousands) @		$122,992

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2016, there were no Level 3 securities.

@ At December 31, 2016 the tax basis cost of the Fund’s investments was $85,819 ($ Thousands), and the unrealized appreciation and depreciation were $38,015 ($ Thousands) and $(842) ($ Thousands), respectively.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $122,961 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,465	$415	$(558)	$197	$(31)	$2,488	$26
SEI Institutional International Trust International Equity Fund, Cl Y	19,581	3,027	(3,015)	949	(698)	19,844	274
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	68,406	1,829	(7,189)	4,246	1,347	68,639	781
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	17,228	797	(3,015)	1,895	228	17,133	109
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,904	864	(812)	10	(14)	4,952	90
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,756	1,468	(2,070)	(2)	784	9,936	620

Totals	$122,340	$8,400	$(16,659)	$7,295	$1,616	$122,992	$1,900

SEI Asset Allocation Trust / Quarterly Report / December 31, 2016	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 28, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: February 28, 2017